SEMI-ANNUAL REPORTS (Unaudited)                                   MARCH 31, 1999

                            SG COWEN STANDBY RESERVE
                                   FUND, INC.
                                      AND
                          SG COWEN STANDBY TAX-EXEMPT
                               RESERVE FUND, INC.

    [LOGO]                  [LOGO]

                      SG COWEN STANDBY RESERVE FUND, INC.

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                        SEMI-ANNUAL FINANCIAL STATEMENTS

                                 MARCH 31, 1999

                                  (UNAUDITED)

Chairman's Letter ......................................          1

Statements of Investments:

  SG Cowen Standby Reserve Fund, Inc. ..................          3

  SG Cowen Standby Tax-Exempt Reserve Fund, Inc. .......          7

Statements of Assets and Liabilities ...................         20

Statements of Operations ...............................         21

Statements of Changes in Net Assets ....................         22

Notes to Financial Statements ..........................         23

CHAIRMAN'S LETTER                                                    MAY 7, 1999

DEAR SHAREHOLDER:

  We are pleased to report that the SG Cowen Standby Reserve Fund and the SG Cowen Standby Tax-Exempt Reserve Fund produced yields that were competitive with their peer groups throughout the semi-annual period ended March 31, 1999. As of that date, the annualized 7-day yields were 4.43% and 2.39%, respectively. In comparison, the IBC Taxable First Tier Index and the IBC Tax-Free Fund Index, which represent peer group averages, reflected 7-day returns of 4.22% and 2.45%, respectively.

MARKET ACTIVITY

  The Federal Reserve Board was very active in the beginning of the six-month period, lowering the federal funds rate--the rate banks charge each other for overnight loans--from 5.50% to 4.75%. As late as December, the prevailing expectation was for continued interest rate reductions in the first quarter of 1999 to combat what was thought to be a slowing U.S. economy.

  Instead, growth remained robust with U.S. GDP growth in the fourth quarter reaching 6.1%. Housing activity remained strong, labor markets remained tight, consumer confidence continued high and inflation remained under control. The first quarter of 1999 was similarly strong, with GDP growth at 4.5%. In short, the six-month period reflected a booming economy and no inflation. As a result, the Fed has remained on the sidelines since November. The debate has now shifted to whether the Fed will need to raise interest rates to slow down the economy.

INVESTMENT REVIEW

  Recognizing that investors use money market funds for safety and liquidity, we manage both funds in a very conservative manner. The SG Cowen Standby Reserve Fund invests in high-rated categories of commercial paper, certificates of deposit and floating rate notes. The SG Cowen Standby Tax-Exempt Reserve Fund invests in top-rated tax-exempt and floating rate notes. We do not search for higher returns by sacrificing quality.

  We attempt to enhance returns by shortening and lengthening the funds' maturities at opportune times. For instance, during the fall, the funds' average maturity was often shorter than the index. We believed that after the Fed had lowered interest rates three times, further reductions were unlikely. As it became evident that the economy was stronger than expected, interest rates rose, and having a shorter maturity allowed us to reinvest, attaining higher yields. In the second half of the period, we extended the portfolios when interest rates appeared to be peaking, locking in higher rates.

  While both funds are managed according to expectations regarding interest rates and Fed policy, the SG Cowen Standby Tax-Exempt Reserve Fund involves additional factors such as the liquidity needs of investors. For instance, by the end of March, we shortened the portfolio's average maturity in preparation for cash outflows that occur during tax season. At March 31, 1999, the SG Cowen Standby Tax-Exempt Reserve Fund's average maturity was 37 days, compared to 41 days for its index. On that date, the SG Cowen Standby Reserve Fund's average maturity was 71 days, compared to 65 days for its index.

LOOKING AHEAD

  Despite the strong U.S. economy, we do not see significant signs of above average inflation on the horizon. March payrolls increased by only 46,000 jobs, compared to an average increase of 219,000 over the past six months. In addition to weaker employment gains, wage gains are also slowing. Absent inflation, we expect the Federal Reserve Board to continue their neutral bias. Another reason not to raise rates is that the Fed also has to be concerned about not jeopardizing fragile global economies. As a result, we will continue to manage the portfolios with an emphasis on longer than average maturities unless market conditions change, prompting us to re-evaluate and then alter the portfolio accordingly.

  As always, we appreciate your investment in the SG Cowen Standby Reserve Funds. We look forward to serving your investment needs in the future.

                                                                Sincerely,

                                                       /s/ Joseph M. Cohen

                                                           Joseph M. Cohen
                                                                  Chairman

                      SG COWEN STANDBY RESERVE FUND, INC.

                            STATEMENT OF INVESTMENTS

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL                           DESCRIPTION OF                          ANNUALIZED               VALUE
   AMOUNT                               SECURITY                              YIELD ON
                                                                                DATE
                                                                            OF PURCHASE
                 COMMERCIAL PAPER - 74.36%

                 Akzo Nobel, Inc.
$25,000,000      04-30-1999                                                         5.22%        $    24,898,500
 40,000,000      05-06-1999                                                         5.15              39,806,722

                 American Express Co.
 25,000,000      04-01-1999                                                         4.89              25,000,000

                 AT & T Corp.
 38,000,000      05-05-1999                                                         4.92              37,827,016

                 Associates Corp. of North America
 34,800,000      04-01-1999                                                         5.09              34,800,000

                 Banc One Corp.
 30,000,000      08-18-1999                                                         5.01              29,439,367

                 BMW U.S. Capital Corp.
 30,000,000      05-03-1999                                                         4.92              29,872,267

                 BTR Dunlop Finance, Inc.
 30,000,000      04-26-1999                                                         4.93              29,900,000
 30,000,000      05-21-1999                                                         4.95              29,798,333

                 Bear Stearns Companies, Inc.
 18,500,000      07-29-1999                                                         5.02              18,202,798

                 Cargill Global Finance, Inc.
 30,000,000      04-08-1999                                                         5.11              29,971,067

                 DaimlerChrysler North American Holding Corp.
 35,000,000      07-15-1999                                                         4.92              34,516,125

                 Deere & Co.
 40,000,000      04-01-1999                                                         4.92              40,000,000

                 Deutsche Bank
 49,000,000      04-06-1999                                                         4.92              48,967,265

                 Ford Motor Credit Co.
 30,000,000      05-25-1999                                                         4.83              30,000,000
 28,000,000      06-14-1999                                                         4.89              28,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL                           DESCRIPTION OF                          ANNUALIZED               VALUE
   AMOUNT                               SECURITY                              YIELD ON
                                                                                DATE
                                                                            OF PURCHASE
                 General Electric Capital Corp.
$35,000,000      04-19-1999                                                         4.94%        $    34,915,475
 30,000,000      08-23-1999                                                         5.00              30,000,000

                 General Motors Acceptance Corp.
 25,000,000      04-14-1999                                                         4.86              25,000,000
 30,000,000      05-20-1999                                                         4.87              30,000,000

                 Gillette Co.
 50,000,000      04-01-1999                                                         5.10              50,000,000

                 Goldman Sachs & Co.
 16,000,000      05-12-1999                                                         4.96              15,911,622

                 Household Finance Corp.
 30,000,000      04-01-1999                                                         4.95              30,000,000
 30,000,000      04-05-1999                                                         4.93              30,000,000

                 International Business Machines Corp.
 26,000,000      04-06-1999                                                         4.89              25,982,667

                 Johnson & Johnson
 32,000,000      04-28-1999                                                         4.88              31,885,760

                 Koch Industries
 50,000,000      04-01-1999                                                         5.09              50,000,000

                 Merrill Lynch & Co., Inc.
 40,000,000      06-07-1999                                                         5.05              39,638,200

                 JP Morgan & Co., Inc.
 30,000,000      07-15-1999                                                         5.01              29,578,250

                 Prudential Funding Corp.
 32,000,000      04-07-1999                                                         4.95              31,974,080
 32,000,000      05-27-1999                                                         4.90              31,763,058

                 Sears Roebuck Acceptance Corp.
 34,000,000      04-15-1999                                                         4.96              33,935,608
 45,000,000      06-17-1999                                                         4.98              45,000,000

                 Sigma Finance Corp.
 28,000,000      05-19-1999                                                         5.03              27,816,693

SEE NOTES TO FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL                           DESCRIPTION OF                          ANNUALIZED               VALUE
   AMOUNT                               SECURITY                              YIELD ON
                                                                                DATE
                                                                            OF PURCHASE
                 TransAmerica Finance Corp.
$20,000,000      05-21-1999                                                         4.93%        $    19,867,222

                 Walt Disney Co.
 40,000,000      06-17-1999                                                         4.96              39,587,621
                                                                                                 ----------------
                 Total Commercial Paper
                 (Cost $1,163,855,716)                                                           $ 1,163,855,716
                                                                                                 ----------------
                 FLOATING RATE NOTES - 9.26%

                 Abbey National Treasury
 30,000,000      06-15-1999                                                         4.7738 (a)   $    29,993,221

                 American Express Centurion Bank
 25,000,000      08-27-1999                                                         4.8819 (a)        25,000,000

                 Bear Stearns Companies, Inc.
 30,000,000      03-30-2000                                                         4.9700 (b)        30,000,000

                 NationsBank Corp.
 30,000,000      07-02-1999                                                         4.9900 (b)        30,001,590

                 Norwest Corp.
 30,000,000      09-20-1999                                                         4.9500 (b)        30,000,000
                                                                                                 ----------------
                 Total Floating Rate Notes
                 (Cost $144,994,811)                                                             $   144,994,811
                                                                                                 ----------------
                 MEDIUM TERM NOTES - 1.72%

                 International Business Machines Co.
 27,000,000      06-04-1999                                                         5.60         $    26,995,060
                                                                                                 ----------------
                 Total Medium Term Notes
                 (Cost $26,995,060)                                                              $    26,995,060
                                                                                                 ----------------
                 US GOVERNMENT AGENCY NOTES - 2.56%

                 Federal Home Loan Bank
 40,000,000      03-03-2000                                                         5.07         $    40,000,000
                                                                                                 ----------------
                 Total US Government Agency Notes
                 (Cost $40,000,000)                                                              $    40,000,000
                                                                                                 ----------------
                 YANKEE CERTIFICATES OF DEPOSIT - 11.88%

                 Credit Agricole Indosuez
 14,000,000      04-16-1999                                                         5.48         $    14,000,731

SEE NOTES TO FINANCIAL STATEMENTS

                      SG COWEN STANDBY RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL                           DESCRIPTION OF                          ANNUALIZED               VALUE
   AMOUNT                               SECURITY                              YIELD ON
                                                                                DATE
                                                                            OF PURCHASE
                 National Bank of Canada
$40,000,000      03-23-2000                                                         5.23%        $    40,000,000

                 Rabobank
 40,000,000      07-30-1999                                                         5.70              39,992,437

                 Toronto Dominion
 30,000,000      06-17-1999                                                         4.93              30,000,000

                 Union Bank of Switzerland
 30,000,000      02-23-2000                                                         5.105             29,990,912
 32,000,000      02-29-2000                                                         5.20              31,997,181
                                                                                                 ----------------
                 Total Yankee Certificates of Deposit
                 (Cost $185,981,261)                                                             $   185,981,261
                                                                                                 ----------------

                 TOTAL INVESTMENTS
                 (Cost $1,561,826,848)....................         99.78%                          1,561,826,848
                 Cash and receivables, less payables
                 (net)....................................          0.22%                              3,414,972
                                                            ------------                         ----------------
                 Net Assets...............................        100.00%                        $ 1,565,241,820
                                                            ------------                         ----------------
                                                            ------------                         ----------------

-------------

Notes:
(a)  - 1 Month Libor rate instruments reflect rate as of 03-31-1999
(b)  - 3 Month Libor rate instruments reflect rate as of 03-31-1999

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                            STATEMENT OF INVESTMENTS

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$   300,000    Alabama Special Care Facility
               Montgomery Hospital Floating Rate
               Demand Note Series 1985
               (7-Day Put, 7-Day Change)
               04-01-2015                                                      3.05%#  $    300,000
  2,085,000    Alaska State Industrial Development Authority Lot
               6
               (7-Day Put, 7-Day Change)
               07-01-2001                                                      3.10#      2,085,000
  2,000,000    Alaska State Housing Financing Corporation
               Series C, Floating Rate Demand Note
               (7-Day Put, 7-Day Change)
               06-01-2026                                                      3.05#      2,000,000
  1,000,000    Allegheny County, PA Industrial Development
               Authority
               Pollution Control Revenue Bonds, Series C
               (Daily Put, Daily Change)
               07-01-2027                                                      3.15#      1,000,000
  2,500,000    Beaver County, PA Pollution Control Revenue Bonds
               Duquesne Light Co. Project 1994
               (Mandatory Put 04-13-1999)
               10-01-2029                                                      3.00       2,500,000
  1,750,000    City of Belleville, IL Industrial Development
               Revenue Refunding Bonds,
               (Wetterau Inc. Project), Series 1991
               (7-Day Put, 7-Day Change)
               12-01-2008                                                      3.15#      1,750,000
    600,000    Bexar County, TX Housing Finance Corporation Park
               Hill Project Series 88-B
               (7-Day Put, 7-Day Change)
               06-01-2005                                                      3.15#        600,000
  1,100,000    Billings, MT Industrial Development Revenue
               Adjustable Tender Notes
               (7-Day Put, 7-Day Change)
               12-01-2014                                                      2.95#      1,100,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$ 1,500,000    Birmingham, AL General Obligation Refunding Bonds
               Series B
               04-01-1999                                                      3.60%   $  1,500,000
  3,000,000    Central Lake County, IL General Obligation Water
               Utility Improvement District
               (Pre-refunded to 08-01-1999 @ 100)
               02-01-2019                                                      3.35       3,039,048
  2,645,000    Chelan County, WA Public Utility District Number 1
               Conservation Revenue Bonds, Chelan Hydro Series A
               (7-Day Put, 7-Day Change)
               06-01-2015                                                      2.95#      2,645,000
  2,000,000    Claiborne County, MS Pollution Control Revenue
               Bonds
               National Rural Electric/Southern Mississippi
               Electric Power Association, Series 1985G-2
               (Mandatory Put 06-24-1999)
               12-01-2015                                                      3.20       2,000,000
    800,000    Clarksville, TN Public Building Authority
               Pooled Financial Series
               (7-Day Put, 7-Day Change)
               12-01-2000                                                      2.90#        800,000
  2,000,000    Connecticut Health and Education Facilities
               Revenue Notes, Yale University Series S
               (Mandatory Put 04-07-1999)
               07-01-2027                                                      2.60       2,000,000
  2,400,000    Converse County, WY Pollution Control Revenue
               Bonds
               Pacific Corporation Project 88
               (Mandatory Put 04-05-1999)
               01-01-2014                                                      2.70       2,400,000
  2,100,000    Cornell Township, MI Economic Development
               Corporation
               Industrial Development Revenue Bonds, Series 1990
               (Mandatory Put 07-21-1999)
               03-01-2015                                                      3.10       2,100,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$   800,000    DeKalb Private Hospital Authority, Georgia,
               (Egleston Children's Hospital at Emory University,
               Inc. Project) Revenue Anticipation Certificates
               Series 1994A
               (7-Day Put, 7-Day Change)
               03-01-2024                                                      2.90%#  $    800,000
  2,000,000    Delaware State Economic Development Authority
               Industrial Development Revenue Bonds Delmarva
               Power & Light Co Gas Facilities Project C
               (7-Day Put, 7-Day Change)
               10-01-2028                                                      3.20#      2,000,000
  3,200,000    Delaware Valley, PA Regional Finance Authority
               Local Government Revenue Bonds Series A
               (7-Day Put, 7-Day Change)
               12-01-2017                                                      2.95#      3,200,000
  1,000,000    District of Columbia, Revenue Bonds,
               The American University Issue, Series 1985A
               (7-Day Put, 7-Day Change)
               10-01-2015                                                      3.00#      1,000,000
  1,095,000    District of Columbia, Revenue Bonds,
               The American University Issue, Series 1986A
               (7-Day Put, 7-Day Change)
               12-01-2015                                                      3.00#      1,095,000
  1,230,000    Florida Housing Finance Agency-Reference
               Multi-Family Housing EEE Carlton Project
               (7-Day Put, 7-Day Change)
               12-01-2008                                                      3.00#      1,230,000
  1,000,000    Gillette, WY Campbell County Pollution Control
               Revenue Bonds, Pacificorp Project
               (Mandatory Put 05-03-1999)
               01-01-2018                                                      2.65       1,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$ 1,000,000    Gillette, WY Campbell County Pollution Control
               Revenue Bonds, Pacificorp Project
               (Mandatory Put 06-01-1999)
               01-01-2018                                                      2.75%   $  1,000,000
  1,000,000    Greensboro, NC General Obligation Note
               Public Improvements-Sewer Project, Series B
               (7-Day Put, 7-Day Change)
               04-01-2007                                                      2.95#      1,000,000
  3,500,000    Gwinnett County, GA Hospital Revenue Bonds
               Hospital System Project B
               (7-Day Put, 7-Day Change)
               09-01-2027                                                      3.075#     3,500,000
  3,000,000    Harris County, TX Health Facilities Development
               Corp. Revenue Bonds Series Children's B2
               (7-Day Put, 7-Day Change)
               10-01-2019                                                      3.05#      3,000,000
  2,000,000    Harris County, TX Industrial Development Authority
               BayTank Houston, Inc. Project
               (7-Day Put, 7-Day Change)
               02-01-2020                                                      3.00#      2,000,000
  1,200,000    Hartford, CT General Obligation Bonds, Public
               School Improvements
               11-15-1999                                                      3.05       1,221,604
  1,000,000    Hillsborough County, FL Aviation Authority Revenue
               Bonds, Tampa International Airport Project Series
               B
               (Pre-refunded to 10-01-1999 @ 102)
               10-01-2019                                                      3.365      1,027,385
  2,000,000    Honolulu, HI City and County Tax-Exempt Commercial
               Paper
               04-08-1999                                                      2.85       2,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$   400,000    Illinois St. Health Facility Authority Hospital
               Revenue Bonds, Decatur Memorial Hospital Project A
               (7-Day Put, 7-Day Change)
               11-15-2024                                                      3.075%# $    400,000
  1,000,000    Illinois State Sales Tax Revenue Bonds, Series K
               (Pre-refunded to 06-15-1999 @ 102)
               06-15-2019                                                      3.00       1,028,004
  1,000,000    Illinois State Sales Tax Revenue Bonds, Series Y
               06-15-1999                                                      2.95       1,004,184
  2,000,000    Indian River County, FL Hospital District Revenue
               Bonds Sunhealth Network Project 1990
               (Mandatory Put 05-03-1999)
               10-01-2024                                                      2.70       2,000,000
  3,000,000    Indiana Municipal Power Agency, Power Supply
               System Revenue Bonds, Series A
               (7-Day Put, 7-Day Change)
               01-01-2018                                                      2.95#      3,000,000
  4,000,000    Intermountain Power Agency of Utah, Electric Light
               and Power Improvements, Power Supply Revenue Bonds
               Series 1985-E
               (Mandatory Put 05-07-1999)
               07-18-2019                                                      2.65       4,000,000
  3,000,000    Jefferson County, KY Pollution Control Revenue
               Bonds Louisville Gas and Electric Co. Project A
               (Mandatory Put 06-16-1999)
               09-01-2017                                                      2.80       3,000,000
  5,000,000    Jefferson Parish, LA Hospital Service District
               #001 Hospital Revenue Bonds, Jefferson Medical
               Center
               (7-Day Put, 7-Day Change)
               01-01-2026                                                      3.00#      5,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$ 2,185,000    Jordan, UT School District General Obligation
               Refunding Bonds, School Improvements
               06-15-1999                                                      3.65%   $  2,186,512
  3,000,000    King County, WA Sewer System Revenue Notes Series
               A, Commercial Paper
               05-13-1999                                                      2.80       3,000,000
  2,700,000    La Cygne, KS Environmental Improvement Revenue
               Notes, Kansas City Power and Light Co. Project
               (7-Day Put, 7-Day Change)
               03-01-2015                                                      3.15#      2,700,000
  4,000,000    Lincoln County, WY Pollution Control Revenue Bonds
               Pacificorp Project
               (Mandatory Put 05-03-1999)
               01-01-2016                                                      2.70       4,000,000
  3,200,000    Long Island, NY Power Authority, New York Electric
               Systems Revenue Bonds,
               Sub-Series 3
               06-16-1999                                                      2.70       3,200,000
  3,000,000    Long Island, NY Power Authority, New York Electric
               Systems Revenue Bonds,
               Sub-Series 6
               (Daily Put, Daily Change)
               05-01-2033                                                      3.00#      3,000,000
    900,000    Louisiana Public Facilities Authority, Hospital
               Revenue CP Program
               (7-Day Put, 7-Day Change)
               12-01-2000                                                      3.00#        900,000
    900,000    Louisiana Public Facilities Authority Revenue
               Bonds-Sister of Charity Project Series E
               (7-Day Put, 7-Day Change)
               07-01-2023                                                      3.075#       900,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$ 4,000,000    Louisiana Public Facilities Authority
               Multi Family Housing Revenue Bonds,
               (Willis Knighton Medical Center Project)
               Series 1988
               (7-Day Put, 7-Day Change)
               09-01-2023                                                      3.10%#  $  4,000,000
  1,200,000    Lynchburgh, VA Industrial Development
               Authority Hospital Revenue Bonds,
               (VHA Mid-Atlantic States, Inc. Capital Asset
               Financing Project), Series 1985D
               (7-Day Put, 7-Day Change)
               12-01-2025                                                      3.15#      1,200,000
  2,500,000    Maricopa County, AZ Pollution Control Revenue
               Bonds Palo Verde Project Series G
               (Mandatory Put 04-12-1999)
               12-01-2009                                                      3.85       2,500,000
  4,200,000    Maryland State Health and Higher Education
               Facilities Authority Revenue Notes
               (7-Day Put, 7-Day Change)
               04-01-2035                                                      3.05#      4,200,000
    650,000    Mason County, KY Pollution Control Revenue Bonds
               Kentucky Power-National Rural Electric Project B-1
               (7-Day Put, 7-Day Change)
               10-15-2014                                                      3.05#        650,000
  1,000,000    Massachusetts State General Obligation Series D
               (Pre-refunded to 10-01-1999 @ 102)
               10-01-2009                                                      3.00       1,039,397
    115,000    Michigan State Hospital Finance
               Authority Revenue Bonds, Hospital Equipment Loan
               Program
               (7-Day Put, 7-Day Change)
               06-01-2001                                                      2.90#        115,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$ 1,100,000    Michigan State Hospital Finance Authority
               Revenue Bonds, Hospital Equipment Loan Program
               (7-Day Put, 7-Day Change)
               12-01-2023                                                      3.15%#  $  1,100,000
  1,000,000    Missouri State Environmental Improvement and
               Energy Research Authority, Pollution Control
               Revenue Bonds Union Electric Project Series A
               10-01-1999                                                      3.45       1,016,354
    600,000    Missouri State Environmental Improvement and
               Energy Research Authority, Pollution Control
               Revenue Bonds National Rural Utilities Project
               (7-Day Put, 7-Day Change)
               12-15-2003                                                      3.05#        600,000
  3,000,000    Moffat County, CO Pollution Control Revenue Bonds
               Colorado-Ute Electric Authority Project
               (7-Day Put, 7-Day Change)
               07-01-2010                                                      3.05#      3,000,000
  1,000,000    Montgomery County, PA Higher Education Authority
               United Hospital District Revenue Bonds
               (Pre-refunded to 11-01-1999 @ 100)
               11-01-2013                                                      3.00       1,025,831
  4,665,000    Montgomery, AL Special Care Facilities Authority
               Alabama VHA Series G
               (7-Day Put, 7-Day Change)
               12-01-2030                                                      3.15#      4,665,000
  2,000,000    Municipal Electric Authority of Georgia, Revenue
               Bonds Project One, Series 1994 D
               (7-Day Put, 7-Day Change)
               01-01-2022                                                      3.05#      2,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$ 3,000,000    Nassau County, NY Bond Anticipation Notes, Series
               A
               08-17-1999                                                      3.04%   $  3,006,545
  2,000,000    New Hampshire Higher Education Facility Authority,
               Veterans Housing Authority Revenue Bonds Series E
               (7-Day Put, 7-Day Change)
               12-01-2025                                                      3.15#      2,000,000
  1,000,000    New Jersey State Educational Facilities Authority
               Revenue Bonds, Union City College Project B
               (Pre-refunded to 07-01-1999 @ 102)
               07-01-2009                                                      3.20       1,029,744
    350,000    New Mexico State Hospital Equipment Revenue Bonds
               (7-Day Put, 7-Day Change)
               05-01-2009                                                      3.00#        350,000
  3,000,000    North Carolina Educational Facilities Finance
               Agency Revenue Bonds, Elon College Project
               (7-Day Put, 7-Day Change)
               01-01-2021                                                      2.90#      3,000,000
  2,400,000    Ohio State Water Development Authority Pollution
               Control Revenue Bonds, State Match Series
               06-01-1999                                                      3.60       2,403,891
  2,400,000    Orange County, FL Health Facilities Authority
               Revenue Bonds, Pooled Hospital Loan Program,
               Series 1985
               (Mandatory Put 06-16-1999)
               12-01-2025                                                      3.00       2,400,000
  2,000,000    Otero County, CO Industrial Development Authority
               Citizens Utilities Refunding Bonds
               (Mandatory Put 05-12-1999)
               08-01-2020                                                      2.70       2,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$ 1,085,000    Pendleton County, KY Multi-County Leasing Program
               Revenue Bonds
               (Mandatory Put 05-07-1999)
               03-01-2019                                                      2.75%   $  1,085,000
  2,300,000    Peninsula Ports, VA Port Authority Revenue Bonds
               Dominion Coal Terminal Project A
               (Mandatory Put 06-01-1999)
               07-01-2016                                                      2.70       2,300,000
  1,400,000    Pennsylvania State Higher Educational Facilities
               Authority Revenue Bonds, Thomas Jefferson
               University Project A
               (Pre-refunded to 08-15-1999 @ 100)
               08-15-1999                                                      3.42       1,412,112
  1,000,000    Person County, NC Industrial Facilities and
               Pollution Control Finance Authority
               Revenue-Carolina Power and Light Project Series A
               (7-day Put, 7-day Change)
               11-01-2019                                                      3.10#      1,000,000
  1,000,000    Port Townsend, WA Industrial Development Authority
               Port Townsend Paper Corp. Project A
               (7-day Put, 7-day Change)
               03-01-2009                                                      3.00#      1,000,000
  1,305,000    Portland, OR General Obligation Revenue Bonds
               Series B
               06-01-1999                                                      3.63       1,305,779
  1,000,000    Regents of the University of Michigan, Tax-Exempt
               Commercial Paper Notes, Series A
               05-12-1999                                                      2.70       1,000,000
  1,850,000    Reno, NV General Obligation Bonds
               (Pre-refunded to 04-01-1999 @ 102)
               04-01-2002                                                      3.20       1,887,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$ 2,000,000    Rhode Island State General Obligation Notes Series
               B
               (Pre-refunded to 10-15-1999 @ 102)
               10-15-2001                                                      3.051%  $  2,077,848
  3,000,000    Rockport, IN Pollution Control Revenue Notes
               Indiana-Michigan Power Company-Project B
               (7-Day Put, 7-Day Change)
               06-01-2025                                                      3.00#      3,000,000
  1,000,000    Saint Claire County, AL, Industrial Development
               Revenue Bonds (National Cement Company, Inc.
               Project)
               (7-Day Put, 7-Day Change)
               03-01-2005                                                      3.10#      1,000,000
  1,600,000    Seattle, WA Municipal Light & Power Revenue Bonds
               (7-Day Put, 7-Day Change)
               11-01-2018                                                      3.05#      1,600,000
    500,000    Seattle, WA Water System Revenue Bonds
               (7-Day Put, 7-Day Change)
               09-01-2025                                                      3.05#        500,000
  1,900,000    Port of Seattle, Washington, General Obligation
               Bonds
               (7-Day Put, 7-Day Change)
               01-01-2005                                                      3.05#      1,900,000
  3,440,000    Port of Seattle, Washington, General Obligation
               Bonds Series A
               04-06-1999                                                      2.70       3,440,000
  1,000,000    City of Sheridan, AR Industrial Development
               Revenue Bonds, (H.H. Robertson Co. Project),
               Series 1988A
               (7-Day Put, 7-Day Change)
               08-01-2014                                                      3.15#      1,000,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$ 3,740,000    Sunshine State, FL Government Finance Commission
               Revenue Bonds, Series 1986
               (Mandatory Put 04-05-1999)
               07-01-2016                                                      2.65%   $  3,740,000
  1,705,000    Tarrant County, TX Housing Finance Corporation
               Revenue Bonds, Multi-Family Housing-SF Apartments
               (7-Day Put, 7-Day Change)
               11-01-2017                                                      3.05#      1,705,000
    650,000    Texas Higher Education Authority, Inc. Series B
               (7-Day Put, 7-Day Change)
               12-01-2025                                                      3.00#        650,000
  1,500,000    University of Delaware Housing and Dining System
               Revenue Bonds, School Improvements
               11-01-1999                                                      3.15       1,532,193
  1,000,000    University of Medicine and Dentistry of New Jersey
               Series C, College Improvements
               (Pre-refunded to 12-01-1999 @ 102)
               12-01-2001                                                      3.13       1,044,834
  1,200,000    University of North Carolina School of Medicine
               and Ambulatory Care Clinic Revenue Bonds
               (7-Day Put, 7-Day Change)
               07-01-2012                                                      3.05#      1,200,000
    900,000    Wake County, NC Industrial Facilities Pollution
               Control Revenue Bonds, Carolina Power & Light
               Project A
               (Mandatory Put 04-07-1999)
               06-15-2014                                                      2.90         900,000
  3,270,000    Washington State Housing Finance Commission
               Multi-Family Mortgage Revenue Refunding Bonds B
               (7-Day Put, 7-Day Change)
               10-01-2020                                                      2.95#      3,270,000

SEE NOTES TO FINANCIAL STATEMENTS

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                 MARCH 31, 1999

                                  (UNAUDITED)

 PRINCIPAL     DESCRIPTION OF BOND                                      ANNUALIZED         VALUE
   AMOUNT                                                              YIELD ON DATE
                                                                        OF PURCHASE
$ 1,000,000    Washington State General Obligation Revenue Bonds
               (Pre-refunded to 05-01-1999 @ 100)
               05-01-2006                                                      3.36%   $  1,003,144
  2,700,000    West Orange, FL Memorial Hospital Tax District
               Revenue Bonds, Health Hospital and Nursing Home
               Improvements Series A-1
               (Mandatory Put 04-26-1999)
               02-01-2022                                                      2.60       2,700,000
  3,500,000    Wisconsin Health & Educational Facilities
               Authority
               Revenue ACES, Health Care Project A
               (7-Day Put, 7-Day Change)
               01-01-2027                                                      3.075#     3,500,000
  1,325,000    Wisconsin State General Obligation Bonds Series
               97-B
               04-01-1999                                                      2.80       1,325,000
  2,546,000    Wisconsin State Transportation Revenue Notes
               Series 1997-A
               08-13-1999                                                      3.05       2,546,000
                                                                                       -------------

               TOTAL INVESTMENTS
               (Cost $186,137,409)......................    98.61%                      186,137,409
               Cash and receivables, less payables
               (net)....................................     1.39%                        2,627,508
                                                          -------                      -------------
               Net Assets...............................   100.00%                     $188,764,917
                                                          -------                      -------------
                                                          -------                      -------------

-------------

Note: # - Variable Rate Instruments Reflect Rate As Of 3-31-1999

     93.9% of the investment values above are supported by Letters of Credit, guarantees, or other credit enhancements.

SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 MARCH 31, 1999

                                  (UNAUDITED)

                                                    SG COWEN STANDBY
                                SG COWEN STANDBY       TAX-EXEMPT
                                  RESERVE FUND,       RESERVE FUND,
                                      INC.                INC.
ASSETS

  Investments in securities,
    at value - Note A (1)         $1,561,826,848       $186,137,409

  Cash                                 1,749,808          1,803,180

  Interest receivable                  5,278,402          1,090,381

  Prepaid expenses                        85,099             35,584
                                -----------------   -----------------

     TOTAL ASSETS                  1,568,940,157        189,066,554
                                -----------------   -----------------
LIABILITIES

  Due to investment manager -
    Note B                               714,373             69,551

  Accrued expenses                       494,469             68,793

  Dividends payable                    2,489,495            163,293
                                -----------------   -----------------

     TOTAL LIABILITIES                 3,698,337            301,637
                                -----------------   -----------------
NET ASSETS                        $1,565,241,820       $188,764,917
                                -----------------   -----------------
                                -----------------   -----------------

Represented By:

  Paid-in capital                 $1,566,992,582       $188,783,459

  Accumulated net realized
    loss on investments               (1,750,762)           (18,542)
                                -----------------   -----------------
NET ASSETS AT VALUE,
   applicable to 1,566,992,582
  outstanding shares of $.01
  par value Common Stock for
  SRF and 188,783,459
  outstanding shares of $.001
  par value Common Stock for
  STE (2,000,000,000 and
  1,000,000,000 shares
  authorized for SRF and STE,
  respectively)                   $1,565,241,820       $188,764,917
                                -----------------   -----------------
                                -----------------   -----------------

Offering and redemption price
  per share                       $         1.00       $       1.00
                                -----------------   -----------------
                                -----------------   -----------------

SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS

                        SIX MONTHS ENDED MARCH 31, 1999

                                  (UNAUDITED)

                                                       SG COWEN STANDBY
                                 SG COWEN STANDBY         TAX-EXEMPT
                                RESERVE FUND, INC.    RESERVE FUND, INC.
INVESTMENT INCOME

  Interest income                   $40,936,151            $3,184,517
                                -------------------        ----------
EXPENSES

  Investment management fee -
    Note B                            3,914,361               517,472

  Shareholder servicing costs
    and custodian fee                   608,269                60,543

  Federal and State
    registration fees                    74,830                22,538

  Professional fees                      28,717                23,414

  Directors' fees and expenses
    - Note B                             12,465                12,465

  Prospectus and shareholders'
    reports                              67,136                21,638

  Miscellaneous                          37,018                 5,440
                                -------------------        ----------

     Total Expenses                   4,742,796               663,510

        Less: Investment
          management fee
          waived - Note B                     -               103,494
                                -------------------        ----------

     Net Expenses                     4,742,796               560,016
                                -------------------        ----------

  Investment Income - net            36,193,355             2,624,501

  Net realized (loss) on
    investments                         (36,936)                    -
                                -------------------        ----------

  Net Increase in Net Assets
    Resulting from Operations       $36,156,419            $2,624,501
                                -------------------        ----------
                                -------------------        ----------

SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SG COWEN STANDBY
                                                  SG COWEN STANDBY                     TAX-EXEMPT
                                                 RESERVE FUND, INC.                RESERVE FUND, INC.
                                          ---------------------------------   -----------------------------
                                            SIX MONTHS                         SIX MONTHS
                                               ENDED             YEAR             ENDED           YEAR
                                             MARCH 31,           ENDED          MARCH 31,         ENDED
                                               1999          SEPTEMBER 30,        1999        SEPTEMBER 30,
                                            (UNAUDITED)          1998          (UNAUDITED)        1998
OPERATIONS

  Investment income - net                 $   36,193,355    $   72,957,433    $  2,624,501    $  6,044,314

  Net realized (loss) on investments             (36,936)          (18,949)              -               -
                                          ---------------   ---------------   -------------   -------------

  Net increase in net assets resulting
    from operations                           36,156,419        72,938,484       2,624,501       6,044,314
DIVIDENDS TO
SHAREHOLDERS FROM

  Investment income - net                    (36,193,355)      (72,957,433)     (2,624,501)     (6,044,314)
COMMON STOCK
TRANSACTIONS
(NET) - NOTE C                                89,639,793       138,191,127     (29,299,273)     30,851,116
                                          ---------------   ---------------   -------------   -------------

  Total increase in net assets                89,602,857       138,172,178     (29,299,273)     30,851,116
NET ASSETS

  Beginning of period                      1,475,638,963     1,337,466,785     218,064,190     187,213,074
                                          ---------------   ---------------   -------------   -------------

  End of period                           $1,565,241,820    $1,475,638,963    $188,764,917    $218,064,190
                                          ---------------   ---------------   -------------   -------------
                                          ---------------   ---------------   -------------   -------------

SEE NOTES TO FINANCIAL STATEMENTS

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    GENERAL. SG Cowen Standby Reserve Fund, Inc. (SRF) and SG Cowen Standby Tax-Exempt Reserve Fund, Inc. (STE) are each separately registered under the Investment Company Act of 1940, as amended ("Act"), as diversified, open-end management companies. Until July 1, 1998, Cowen & Co. ("Cowen") served as investment manager and principal underwriter to the above-referenced Funds (the "Funds"). On July 1, 1998, Cowen's business was combined with Societe Generale Securities Corporation ("SGSC"), a subsidiary of Societe Generale ("SG"), to form SG Cowen Securities Corporation ("SG Cowen"). SG, a leading international commercial and investment bank established in 1864, has a global network of offices in over 80 countries. Since July 1, 1998, SG Cowen has served as the new investment manager to the Funds, with the existing investment management personnel of SG Cowen continuing to provide investment management services to the Funds, and Funds Distributor, Inc. has served as the new principal underwriter to the Funds. SG Cowen is also a selected dealer of the Funds' shares. Additionally, effective as of July 1, 1998, the names of the Funds were changed, as indicated above, in order to reflect the Funds' new management by SG Cowen. It is each Fund's policy to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment portfolio valuation and dividend and distribution policies to enable it to do so.

  The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (1) PORTFOLIO VALUATION: Each Fund values its investments at amortized cost, which has been determined by the Board of Directors of each Fund to represent the fair value of each Fund's investments.

  (2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including amortization of premiums and discounts, is recorded on the accrual basis. Cost of investments represents amortized cost.

  (3) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid through the business day preceding the next to last Friday of the month except for December. In December, income dividends will be paid through the last business day of the month. Distributions from net realized capital gains, if any, are declared and paid annually after the end of the fiscal year in which earned. To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each Fund not to distribute such gains.

  (4) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

  At March 31, 1999, the aggregate cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

  At September 30, 1998, SRF and STE had unused capital loss carryovers of approximately $1,714,000 and $19,000, respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied, the carryovers expire in fiscal 2001 and 2006, and in fiscal 2000, 2001 and 2002, respectively.

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  (UNAUDITED)

NOTE B - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES: Fees paid by each Fund to SG Cowen pursuant to the provisions of Investment Management Agreements are payable monthly, based on an annual rate of .50 of 1%, of the average daily value of that Fund's net assets. Effective as of June 1, 1998, the fee for SRF was reduced to .475% on net assets between $1.5 Billion and $2.5 Billion, and .45% on net assets above $2.5 Billion. The Agreements further provide that if the aggregate expenses of either Fund, exclusive of interest, taxes, brokerage and, with the prior written consent of the necessary state securities commissions, extraordinary expenses, exceed the expense limitation of any state having jurisdiction over that Fund, SG Cowen will reimburse the Fund for such excess. There was no expense reimbursement required for either Fund for the period ended March 31, 1999, however, SG Cowen has waived $103,494 of its investment management fee from STE during such year.

  Directors who are not officers, directors, partners, stockholders or employees of SG Cowen or its affiliates receive from each Fund a fee of $3,000 per annum plus $500 per meeting attended and $375 for each audit committee attended and reimbursement for travel and out-of-pocket expenses.

NOTE C - COMMON STOCK TRANSACTIONS: At March 31, 1999, there were 2 billion shares of $.01 par value Common Stock for SRF and 1 billion shares of $.001 par value Common Stock of STE authorized.

  Transactions in Common Stock were all at $1.00 per share and are summarized as follows (000's omitted):

                                                  SRF
                         -----------------------------------------------------
                                SIX MONTHS                     YEAR
                                   ENDED                      ENDED
                              MARCH 31, 1999            SEPTEMBER 30, 1998
Shares sold                     $ 3,759,404                $  6,868,735
Dividends reinvested                 36,329                      69,445
                                -----------                 -----------
                                  3,795,733                   6,938,180

Shares redeemed                   3,706,093                  (6,799,989)
                                -----------                 -----------
Net increase                    $    89,640                $    138,191
                                -----------                 -----------
                                -----------                 -----------

                                                   STE
                          -----------------------------------------------------
                                 SIX MONTHS                     YEAR
                                    ENDED                      ENDED
                               MARCH 31, 1999            SEPTEMBER 30, 1998
Shares sold                      $   365,338                $    858,302
Dividends reinvested                   2,717                       5,793
                                  ----------                  ----------
                                     368,055                     864,095

Shares redeemed                     (397,354)                   (833,244)
                                  ----------                  ----------
Net increase (decrease)          $   (29,299)               $     30,851
                                  ----------                  ----------
                                  ----------                  ----------

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  (UNAUDITED)

NOTE D - FINANCIAL HIGHLIGHTS: Selected data for a share of Common Stock outstanding throughout each period:

                                                                                          SRF
                                                          -------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                             YEAR ENDED SEPTEMBER 30,
                                           MARCH 31,      -------------------------------------------------------------------
                                             1999            1998          1997          1996          1995          1994
                                          -----------     -----------   -----------   -----------   -----------   -----------
                                          (UNAUDITED)
NET ASSET VALUE
  Beginning of Period                     $     1.00      $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                         0.02             0.05          0.05          0.05          0.05          0.03
LESS DISTRIBUTIONS
  Dividends from Net Investment Income         (0.02)           (0.05)        (0.05)        (0.05)        (0.05)        (0.03)
                                          -----------     -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE
  End of Period                           $     1.00      $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                          -----------     -----------   -----------   -----------   -----------   -----------
                                          -----------     -----------   -----------   -----------   -----------   -----------
Total Return                                    4.65%(1)         5.13%         4.98%         4.97%         5.23%         3.14%
RATIOS / SUPPLEMENTAL DATA
  Net Assets (000 omitted)                $1,565,242      $ 1,475,639   $ 1,337,467   $ 1,101,944   $   890,888   $   692,609
  Ratio of Expenses to Average Net
   Assets                                       0.60%(1)         0.65%         0.69%         0.71%         0.71%         0.64%
  Ratio of Net Investment Income to
   Average Net Assets                           4.61%(1)         5.03%         4.89%         4.89%         5.13%         3.11%

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  (UNAUDITED)

NOTE D - (continued)

                                                                                        STE
                                                           --------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                            YEAR ENDED SEPTEMBER 30,
                                           MARCH 31,       --------------------------------------------------------------
                                              1999            1998         1997         1996         1995         1994
                                          ------------     ----------   ----------   ----------   ----------   ----------
                                          (UNAUDITED)
NET ASSET VALUE
  Beginning of Period                     $    1.00        $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                        0.01              0.03         0.03         0.03         0.03         0.02
LESS DISTRIBUTIONS
  Dividends from Net Investment Income        (0.01)            (0.03)       (0.03)       (0.03)       (0.03)       (0.02)
                                          ------------     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE
  End of Period                           $    1.00        $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                          ------------     ----------   ----------   ----------   ----------   ----------
                                          ------------     ----------   ----------   ----------   ----------   ----------
Total Return                                   2.55%(1)          3.10%        3.11%        3.07%        3.19%        2.11%
RATIOS / SUPPLEMENTAL DATA
  Net Assets (000 omitted)                $ 188,765        $  218,064   $  187,213   $  171,055   $  122,536   $  120,704
  Ratio of Expenses to Average Net
   Assets*                                     0.54%(1)          0.54%        0.56%        0.59%        0.61%        0.58%
  Ratio of Net Investment Income to
   Average Net Assets*                         2.54%(1)          3.06%        3.07%        3.01%        3.14%        2.03%
INVESTMENT ADVISORY FEES WAIVED
  Amount                                  $ 103,494        $  197,675   $  181,100   $  156,993   $  124,784   $  130,483
  Ratio to Average Net Assets                  0.10%(1)          0.10%        0.10%        0.10%        0.10%        0.10%

* NET OF WAIVER

-------------

(1) ANNUALIZED

NOTE E - ADDITIONAL INFORMATION - CHANGE IN INDEPENDENT AUDITOR:

  On May 5, 1999, based upon the recommendation of the Audit Committees of the Funds, the Boards of Directors determined not to retain Ernst & Young LLP as the Funds' independent auditor and voted to appoint KPMG LLP. During the Funds' two most recent fiscal years, Ernst & Young LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to

                    SG COWEN STANDBY RESERVE FUND, INC. AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                  (UNAUDITED)

uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst & Young LLP, would have caused them to make reference to the subject matter of such disagreements in connection with their audit reports. The Funds have requested Ernst & Young LLP to provide a letter to the Securities and Exchange Commission stating whether Ernst & Young LLP agrees with the foregoing statements, and to provide the Funds with a copy of such letter. A copy of this letter is available upon request by calling the Fund at 1-800-262-7116.

                      SG COWEN STANDBY RESERVE FUND, INC.

                                      AND

                 SG COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                                Financial Square
                               New York, NY 10005

                                   DIRECTORS

        JOSEPH M. COHEN, Chairman
   JAMES H. CAREY     DR. MARTIN J. GRUBER
  DR. PETER P. GIL      BURTON J. WEISS

                                    OFFICERS

JOSEPH M. COHEN, CHAIRMAN OF THE BOARD OF DIRECTORS AND CHIEF EXECUTIVE OFFICER

                           DAVID R. SARNS, PRESIDENT

  CREIGHTON H. PEET, SENIOR INVESTMENT OFFICER, TREASURER AND CHIEF FINANCIAL
                                    OFFICER

                           RODD M. BAXTER, SECRETARY

                      ALAN E. KOEPPLIN, INVESTMENT OFFICER

                 GORDON G. IFILL, ASSISTANT INVESTMENT OFFICER

                         IRWOOD SCHLACKMAN, CONTROLLER

         INVESTMENT ADVISER                  CUSTODIAN
  SG Cowen Securities Corporation       Investors Fiduciary
          Financial Square                   Trust Co.
         New York, NY 10005               P.O. Box 419111
                                       Kansas City, MO 64141

            DISTRIBUTOR                    TRANSFER AGENT
      Funds Distributor, Inc.                DST, Inc.
    60 State Street, Suite 1300         210 West 10th Street
          Boston, MA 02109             Kansas City, MO 64105

           LEGAL COUNSEL                INDEPENDENT AUDITORS
      Willkie Farr & Gallagher                KPMG LLP
         787 Seventh Avenue               757 Third Avenue
         New York, NY 10019              New York, NY 10017

                                                                   CMB-RSRV-SEMI